Offerings	Mar. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	8,085,495
Proposed Maximum Offering Price per Unit	1.6
Maximum Aggregate Offering Price	$ 12,936,792
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,980.63
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the 2023 Incentive Award Plan (the “2023 Plan”) and the 2023 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefits plan described herein.

(2)
Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2023 Plan on January 1, 2025 pursuant to an “evergreen” provision contained in the 2023 Plan. Pursuant to such provision, the number of shares of Common Stock reserved for issuance pursuant to awards under such plan are increased on the first day of each year beginning in 2024 and ending in 2033 equal to the lesser of (A) five percent of the shares of stock outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of stock as determined by the Registrant’s board of directors.

(3)
Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $1.60 per share, which is the average of the high and low prices of Common Stock on February 27, 2025, as reported on the Nasdaq Global Select Market.

(5)	The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	1,617,099
Proposed Maximum Offering Price per Unit	1.6
Maximum Aggregate Offering Price	$ 2,587,358.4
Fee Rate	0.01531%
Amount of Registration Fee	$ 396.13
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the 2023 Incentive Award Plan (the “2023 Plan”) and the 2023 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefits plan described herein.

(2)
Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2023 Plan on January 1, 2025 pursuant to an “evergreen” provision contained in the 2023 Plan. Pursuant to such provision, the number of shares of Common Stock reserved for issuance pursuant to awards under such plan are increased on the first day of each year beginning in 2024 and ending in 2033 equal to the lesser of (A) five percent of the shares of stock outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of stock as determined by the Registrant’s board of directors.

(3)
Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $1.60 per share, which is the average of the high and low prices of Common Stock on February 27, 2025, as reported on the Nasdaq Global Select Market.

(4)
Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the ESPP on January 1, 2025 pursuant to an “evergreen” provision contained in the ESPP. Pursuant to such provision, the number of shares of Common Stock reserved for issuance under such plan are increased on the first day of each year beginning in 2024 and ending in 2033 equal to the lesser of (A) one percent of the shares of stock outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of stock as determined by the Registrant’s board of directors.

(5)	The Registrant does not have any fee offsets.